TAXATION - Loss before income taxes consists (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Non - PRC	¥ 20,824	$ 2,933	¥ 45,211	¥ 5,451
PRC	(576,418)	(81,189)	(885,107)	(534,688)
Loss before income tax	¥ (555,594)	$ (78,256)	¥ (839,896)	¥ (529,237)